Operating Segment Information and Concentrations of Risk (Details Textual) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 AUD	Mar. 31, 2011 USD ($)	Mar. 31, 2010 USD ($)	Mar. 31, 2012 USA & Europe Fibre Cement [Member] USD ($)	Mar. 31, 2011 USA & Europe Fibre Cement [Member] USD ($)	Mar. 31, 2010 USA & Europe Fibre Cement [Member] USD ($)	Mar. 31, 2012 Asia Pacific Fibre Cement [Member] USD ($)	Mar. 31, 2011 Asia Pacific Fibre Cement [Member] USD ($)	Mar. 31, 2010 Asia Pacific Fibre Cement [Member] USD ($)	Mar. 31, 2012 Research and Development [Member] USD ($)	Mar. 31, 2011 Research and Development [Member] USD ($)	Mar. 31, 2010 Research and Development [Member] USD ($)	Mar. 31, 2012 AICF [Member] USD ($)	Mar. 31, 2011 AICF [Member] USD ($)	Mar. 31, 2010 AICF [Member] USD ($)	Mar. 31, 2012 General Corporate [Member] USD ($)	Mar. 31, 2011 General Corporate [Member] USD ($)	Mar. 31, 2010 General Corporate [Member] USD ($)
Segment Reporting Information [Line Items]
Research and development expenses	$ 30.4		$ 28.0	$ 27.1	$ 10.1	$ 9.7	$ 10.4	$ 1.6	$ 1.4	$ 1.0	$ 18.7	$ 16.9	$ 15.7
Unfavorable asbestos adjustment	15.8		85.8	224.2													15.8	85.8	224.2
Net interest (expense) income	(7.4)		(4.4)	(4.0)										3.3	4.3	3.3
Selling, general and administrative expenses	191.0		173.4	185.8							2.0	3.2	3.3
Impairment charges	14.3				14.3
Value of Asbestos related assets																	825.2	819.7
Operating Segment Information and Concentrations of Risk (Textual) [Abstract]
Accounts receivable major customer percentage	21.00%	21.00%	20.00%
AICF SG&A expenses	2.8	2.7	2.2	2.1
ASIC expense (recoveries), net	$ 1.1		$ (8.7)	$ 3.4
Percentage of net sales	33.00%	33.00%